NONCONTROLLING INTEREST (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Ownership Interest, Percentage	99.67%	99.67%
Non-controlling Interest	0.33%	0.33%